Investment in securities - Sale Proceeds and Realized Gains and Losses of AFS Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Sale proceeds	$ 213,047	$ 60,548	$ 238,756
Gross realized gains	4,246	1,622	328
Gross realized (losses)	(60)	(76)	(4,735)
Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Sale proceeds	202,700
Gross realized gains	1,684
Gross realized (losses)	0
Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Sale proceeds	7,785
Gross realized gains	0
Gross realized (losses)	(60)
US government and federal agencies
Schedule of Available-for-sale Securities [Line Items]
Sale proceeds		59,939	232,372
Gross realized gains		1,013	0
Gross realized (losses)		(76)	(4,465)
Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Sale proceeds			6,056
Gross realized gains			0
Gross realized (losses)			(270)
Pass-through note
Schedule of Available-for-sale Securities [Line Items]
Sale proceeds	2,562	609	328
Gross realized gains	2,562	609	328
Gross realized (losses)	$ 0	$ 0	$ 0